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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000




                                        March 28, 2001



VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


         Re: MFS(R)Series Trust I (File Nos. 33-7638 and 811-4777), on Behalf of MFS(R)Strategic Growth Fund


Ladies and Gentlemen:

         This letter serves as notification of the existence of a Spanish language version of the Prospectus and Statement of Additional Information ("SAI") of the above-named fund, each dated January 1, 2001. The Prospectus and the SAI were filed electronically with the Securities and Exchange Commission on December 29, 2000, pursuant to Rule 485(b) under the Securities Act of 1933 (EDGAR Accession No. 0000950156-00-000619).

         Pursuant to Rule 306(a) of Regulation S-T, I hereby represent, to the best of my knowledge, that the Prospectus and SAI filed as described above is a fair and accurate English translation of the corresponding foreign language document.

         Please call the undersigned at (617) 954-5182 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary and
                                        Assistant Clerk of the Trust